Income taxes (Schedule of the Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income taxes [Abstract]
Statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	20.70%	(21.30%)	(23.30%)
Permanent book-tax differences	(9.90%)	(3.70%)	(1.70%)
Effect of preferential tax rate of HNTE	(14.30%)
Effective tax rate	21.50%	0.00%	0.00%